Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]		12 Months Ended
		Oct. 31, 2020 shares yr $ / shares	Oct. 31, 2019 shares $ / shares	Oct. 31, 2018 shares $ / shares	Oct. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares		6,446,110	6,108,307	6,095,201	7,525,296
Weighted- average exercise price	[1]	$ 81.50	$ 76.59	$ 72.19	$ 72.05
Number of stock options | shares		3,595,744	3,507,803	3,782,481
Weighted- average exercise price	[1]	$ 69.16	$ 64.57	$ 61.39
Range of exercise prices $50.01 to $60.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		866,275
Weighted- average remaining contractual life (years)		10 months 24 days
Weighted- average exercise price		$ 56.37
Number of stock options		866,275
Weighted- average remaining contractual life (years) | yr		0.9
Weighted- average exercise price		$ 56.37
Range of exercise prices $60.01 to $70.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		1,394,952
Weighted- average remaining contractual life (years)		2 years 7 months 6 days
Weighted- average exercise price		$ 64.53
Number of stock options		1,394,952
Weighted- average remaining contractual life (years) | yr		2.6
Weighted- average exercise price		$ 64.53
Range of exercise prices $70.01 to $80.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		1,009,522
Weighted- average remaining contractual life (years)		4 years 8 months 12 days
Weighted- average exercise price		$ 77.57
Number of stock options		1,009,522
Weighted- average remaining contractual life (years) | yr		4.7
Weighted- average exercise price		$ 77.57
Range of exercise prices $80.01 to $90.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		909,310
Weighted- average remaining contractual life (years)		8 years 1 month 6 days
Weighted- average exercise price		$ 89.90
Number of stock options		0
Weighted- average remaining contractual life (years) | yr		0
Weighted- average exercise price		$ 0
Range of exercise prices $90.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		2,266,051
Weighted- average remaining contractual life (years)		7 years 8 months 12 days
Weighted- average exercise price		$ 99.93
Number of stock options		324,995
Weighted- average remaining contractual life (years) | yr		6.1
Weighted- average exercise price		$ 96.94

[1]	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2020, October 31, 2019 and October 31, 2018, respectively. For foreign currency denominated options exercised or expired during the year, the weighted-average exercise prices are translated using the exchange rates as at the settlement date and expiry date, respectively.